Offerings - Offering: 1	Sep. 12, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.000001
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	42.5
Maximum Aggregate Offering Price	$ 488,750,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 72,139.5
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). Payment of the registration fee at the time of filing of the Registrant’s registration statement on Form
S-3ASR
with the Securities and Exchange Commission on September 11, 2024 (File
No. 333-282039)
was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. The “Calculation of Filing Fee Tables” included herewith shall be deemed to update the “Calculation of Registration Fee” table in such registration statement.

(2)	Assumes exercise in full of the underwriters’ option to purchase up to an aggregate of 1,500,000 additional shares of Class A Common Stock from the Registrant.